Related Party Transactions (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Retention payable due to related party			$ 38,138					$ 38,138	$ 821,962
Equity method investment description					Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company	Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company
Cash, FDIC Insured Amount	250,000		250,000		$ 250,000			$ 250,000
Related party transaction								The Deposit bears no interest and due on demand. Due to less procurement of raw materials made from Yongliansen in 2022, RLSP requested Yongliansen to refund the Deposit, and Yongliansen agreed to fully refund RLSP by December 31, 2022.
Ownership description								Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. Sales commission incurred in each period is recorded as part of selling expense of the Company.
Founder and Officer [Member]
Related Party Transaction [Line Items]
Other receivables			2,524,366					$ 2,524,366	138,795
Cash, FDIC Insured Amount	215,000	$ 1,803,900	2,055,390		215,000		$ 1,803,900	2,055,390	50,500
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	6,377,923		7,538,348		6,377,923			7,538,348	7,730,393
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Other receivables			5,208,245					5,208,245
Accounts payable			746,480					746,480			$ 6,835,124
Repayments of related party debt			1,626,379	¥ 11,350,337	4,600,486	¥ 33,324,541
Repayments of related party debt			1,626,379	¥ 11,350,337
Payment Extension Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable			746,480					746,480			$ 6,835,124
Payment Extension Agreement [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Other receivables										$ 4,564,380
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party	1,666,917	510,034						5,371,784	11,620,129
Accounts payable	17,867		18,912		17,867			18,912	20,535
Accounts receivable, related parties	3,411,067		4,665,735		3,411,067			4,665,735
Sales Under Indirect Supply Model [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties			4,665,735					4,665,735	2,918,850
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party					197,563			10,353	453,679
Other receivables												$ 2,068,595	¥ 15,000,000
Vendor C [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other receivables												$ 2,174,796	¥ 15,000,000
Vendor C [Member] | Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases from related party	3,269	557,569			428,109		1,685,360	2,626,103
Vendor A [Member]
Related Party Transaction [Line Items]
Purchases from related party	1,696,683	523,970			5,418,472		4,317,414	5,549,968	13,370,709
Accounts payable	1,795,676		2,384,035		1,795,676			2,384,035
Vendor A [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable			2,384,035					2,384,035	986,079
Vendor B [Member]
Related Party Transaction [Line Items]
Purchases from related party							$ 79,091	79,608	2,290,571
Accounts payable	4,564,380		5,135,351		4,564,380			5,135,351
Retention payable due to related party			38,119					38,119	821,962
Vendor B [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable			5,135,351					5,135,351	$ 7,545,740
Chief Executive Officer [Member] | Founder and Officer [Member]
Related Party Transaction [Line Items]
Other receivables	$ 2,201,795		$ 2,300,495		$ 2,201,795			$ 2,300,495
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage	30.00%		30.00%		30.00%			30.00%
Shanghai Xinsen Import & Export Co., Ltd [Member] | Xingxiu Hua [Member]
Related Party Transaction [Line Items]
Ownership percentage	90.00%		90.00%		90.00%			90.00%
Shanghai Xinsen Import & Export Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage	70.00%				70.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage			70.00%					70.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Hua [Member]
Related Party Transaction [Line Items]
Ownership percentage			63.00%					63.00%